CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive(Loss) Income	Non - controlling Interests
Beginning Balance (in shares) at Dec. 31, 2013		107,478			379
Balance at December 31, 2015 at Dec. 31, 2013	$ 2,507,438	$ 1,275	$ 753,742	$ 1,733,409	$ (23,914)	$ (119,933)	$ 162,859
Increase (Decrease) in Stockholders' Equity
Net (loss) income	636,125			543,607			92,518
Change in cumulative translation adjustment, net	(99,391)					(87,207)	(12,184)
Change in unrealized fair value of cash flow hedges, net	(4,484)					(4,484)
Change in unrecognized prior service pension credits/costs, net	2,354					2,354
Change in unrecognized actuarial pension gains/losses, net	(53,127)					(53,127)
Distributions to noncontrolling interests	(104,982)						(104,982)
Dividends paid ($0.28, $0.28, and $0.28 per share)	(30,246)			(30,246)
Stock-based compensation expense	65,588		65,588
Issuance to treasury stock (in shares)					550
Issuance to treasury stock	0	$ 8	40,818		$ (40,826)
Purchase of treasury stock (in shares)		1,369			1,369
Purchase of treasury stock	(85,903)				$ (85,903)
Issuance of stock (in shares)		1,697			(1,697)
Issuance of stock	42,931		(83,284)		$ 126,215
Ending Balance (in shares) at Dec. 31, 2014		107,806			601
Balance at December 31, 2016 at Dec. 31, 2014	2,876,303	$ 1,283	776,864	2,246,770	$ (24,428)	(262,397)	138,211
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(429,961)			(504,415)			74,454
Decrease in noncontrolling interest, other							(3,750)
Change in cumulative translation adjustment, net	(78,128)					(75,494)	(2,634)
Change in unrealized fair value of cash flow hedges, net	1,746					1,746
Change in unrecognized prior service pension credits/costs, net	(819)					(819)
Change in unrecognized actuarial pension gains/losses, net	42,924					42,924
Distributions to noncontrolling interests	(56,681)						(56,681)
Dividends paid ($0.28, $0.28, and $0.28 per share)	(29,847)			(29,847)
Stock-based compensation expense	57,506		57,506
Issuance to treasury stock (in shares)					450
Issuance to treasury stock	0	$ 5	19,894		$ (19,899)
Purchase of treasury stock (in shares)		5,001			5,001
Purchase of treasury stock	(230,814)				$ (230,814)
Issuance of stock (in shares)		1,622			(1,622)
Issuance of stock	15,111		(53,623)		$ 68,734
Ending Balance (in shares) at Dec. 31, 2015		104,427			4,430
Balance at December 31, 2016 at Dec. 31, 2015	2,163,590	$ 1,288	800,641	1,712,508	$ (206,407)	(294,040)	149,600
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(239,823)			(313,169)			73,346
Change in cumulative translation adjustment, net	(56,097)					(55,281)	(816)
Change in unrealized fair value of cash flow hedges, net	754					754
Change in unrecognized prior service pension credits/costs, net	(516)					(516)
Change in unrecognized actuarial pension gains/losses, net	(46,533)					(46,533)
Distributions to noncontrolling interests	(74,331)						(74,331)
Dividends paid ($0.28, $0.28, and $0.28 per share)	(28,733)			(28,733)
Stock-based compensation expense	39,611		39,611
Purchase of treasury stock (in shares)		5,772			5,772
Purchase of treasury stock	(206,569)				$ (206,569)
Issuance of stock (in shares)		1,458			(1,458)
Issuance of stock	9,984		(58,122)		$ 68,106
Ending Balance (in shares) at Dec. 31, 2016		100,113			8,744
Balance at December 31, 2016 at Dec. 31, 2016	$ 1,561,337	$ 1,288	$ 782,130	$ 1,370,606	$ (344,870)	$ (395,616)	$ 147,799